Schedule of Unrealized Net Capital Gains and Losses (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Fair value
Fixed income securities	$ 5,602,738		$ 6,139,925
Equity securities	202,622		164,971
Short-term investments	98,553		61,948
Gross unrealized Gains
Fixed income securities	432,736		753,019
Equity securities	38,978		31,555
Short-term investments	1		1
Gross unrealized Losses
Fixed income securities	(55,699)		(24,974)
Equity securities	(5)		(317)
Short-term investments	(1)
Unrealized net gains (losses)
Fixed income securities	377,037		728,045
Equity securities	38,973		31,238
Short-term investments			1
EMA limited partnerships			127
Unrealized net capital gains and losses, pre-tax	416,010		759,411
Amounts recognized for:
Insurance reserves	(168,267)	[1]	(360,887)
DAC and DSI	(13,911)	[2]	(24,206)
Amounts recognized	(182,178)		(385,093)
Deferred income taxes	(81,841)		(131,011)
Total unrealized net capital gains and losses	$ 151,991		$ 243,307

[1]	The insurance reserves adjustment represents the amount by which the reserve balance would increase if the net unrealized gains in the applicable product portfolios were realized and reinvested at current lower interest rates, resulting in a premium deficiency. Although the Company evaluates premium deficiencies on the combined performance of life insurance and immediate annuities with life contingencies, the adjustment primarily relates to structured settlement annuities with life contingencies, in addition to certain payout annuities with life contingencies.
[2]	The DAC and DSI adjustment balance represents the amount by which the amortization of DAC and DSI would increase or decrease if the unrealized gains or losses in the respective product portfolios were realized.